The Company and Basis of Presentation	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers.

In these Notes, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined International and Asia-Pacific operating segments.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain items in the prior years' comparative consolidated financial statements have been reclassified to conform to the current years' presentation. Revenues have been restated to reflect the retrospective adoption of Accounting Standards Update 2011-07, Health Care Entities. Specifically, bad debt expense in the amount of $224,545 and $209,296 was reclassified from selling general and administrative (“SG&A”) as a reduction of revenue for 2011 and 2010, respectively. In addition, freight expense in the amount of $144,115 and $100,363 was reclassified from SG&A to cost of revenue to harmonize the presentation for all segments for 2011 and 2010, respectively.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include the earnings of all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds 50% or less of the common stock of the company. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company has entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding for their operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements, or entitle the Company to a pro rata share of profits, if any. The Company has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. In the North America Segment, the Company has consolidated four new VIEs as a result of the acquisition of Liberty Dialysis Holdings, LLC (“LD Holdings”) in 2012. In the International Segment, one entity has ceased to be a VIE due to a change in the ownership structure. They generated approximately $194,278, $195,296 and $132,697 in revenue in 2012, 2011, and 2010, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $146,500 and $147,900 in 2012 and 2011, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2012 and 2011:

b) Cash and Cash Equivalents

Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 6). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 43 years for buildings and improvements with a weighted average life of 12 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2012, 2011, and 2010 was $3,952, $3,784 and $5,918, respectively.

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in a business combination are recognized and reported apart from goodwill (see Note 7).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which in average is 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which in average is 10 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. One reporting unit was identified in the North America Segment. The International operating segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the operating segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 5.79% for 2012. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2012, WACCs for the reporting units ranged from 6.35% to 13.51%.

  In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 20). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings, while the effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

  Revenue Recognition and Allowance for Doubtful Accounts

  Revenue Recognition

  Dialysis care revenues are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for dialysis care services at amounts estimated to be receivable based upon the Company's standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, like Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

  Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

  For both Dialysis Care and Dialysis Products, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

  As of January 1, 2012, the Company adopted ASU 2011-07, Health Care Entities- Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts and as a result, services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the difference between the receivable recorded and the amount estimated to be collectible must be recorded as a provision and the expense is presented as a reduction of Dialysis Care revenues. The provision includes such items as amounts due from patients without adequate insurance coverage, and patient co-payment and deductible amounts due from patients with health care coverage. The Company bases the provision mainly on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Allowance for doubtful accounts

  In North America for receivables generated from Dialysis Care, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

  The allowance for doubtful accounts in the International Segment and the North America products business are estimates comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

  Research and Development expenses

  Research and development expenses are expensed as incurred.

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more likely than not threshold has been determined based on the technical merits that the position will sustain upon examination. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income, tax credits and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, the recognition of deferred tax assets considers the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 17).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1e) above.

  Debt Issuance Costs

  Certain costs related to the issuance of debt are amortized over the term of the related obligation (see Note 10).

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 32%, 30% and 32% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2012, 2011, and 2010, respectively.

  No single debtor other than U.S. Medicaid and Medicare accounted for more than 5% of total trade accounts receivable in any of these years. Trade accounts receivable in the International Segment are for a large part due from government or government-sponsored organizations that are established in the various countries within which we operate. Amounts pending approval from third party payors represent less than 2% at December 31, 2012.

  See Note 4 for concentration of supplier risks.

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 19). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Ordinary Share

  Basic earnings per ordinary share for all years presented has been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 16), are potentially dilutive equity instruments.

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between the fair value of the plan assets and the present value of the benefit obligation, as a liability. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

  Recent Pronouncements

Recently Implemented Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The standard requires healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts which we presented as an operating expense before 2012 has been reclassified to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The update also requires disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations has been applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012 and has restated the financial results of 2011 and 2010, accordingly.

In June 2011, the FASB issued Accounting Standard Update 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011 the FASB issued Accounting Standard Update 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. FASB additionally issued Accounting Standard Update 2013-02 (ASU 2013-02”) Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income in February 2013, which is effective for reporting periods beginning after December 15, 2012.

The requirements established in ASU 2011-05 obliges that all components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but continuous statements. FASB's ASU 2013-02 will require the adjustments to the components of accumulated other comprehensive income and their related tax effects to be presented on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements remains for year-end disclosure.

The Company presents two separate but continuous statements of net income and comprehensive income and as such we are in compliance with presentation of Comprehensive Income (Topic 220): Presentation of Comprehensive Income and Presentation of Items Reclassified Out of Accumulated Other Comprehensive Income. Additionally, the Company has early adopted ASU 2013-02 for the adjustments to the components and their tax effects. See Note 21.

Recent Accounting Pronouncements Not Yet Adopted

On January 31, 2013, FASB issued Accounting Standards Update 2013-01 (“ASU 2013-01”) an update to Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main purpose of ASU 2013-01 is to clarify the scope of balance sheet offsetting under Accounting Standard Update 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) to include derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset or subject to master netting agreements. The disclosures required under ASU 2011-11 would apply to these transactions and other types of financial assets or liabilities will no longer be subject to ASU 2011-11. The update is effective for periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of ASU 2011-11 on its consolidated financial statements.

	2012	2011
Trade accounts receivable, net	$85,458	$73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets & other non-current assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Non-current loans to related parties	12,998	13,000
Equity	66,013	55,053